Business Acquisitions, Goodwill and Intangible Assets (Details 2) $ in Thousands	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($) item	Sep. 30, 2011 USD ($)
Goodwill
Number of reporting units | item			2
Goodwill impairment			$ (336,000)
Goodwill Impairment, net of tax			317,200
Goodwill	$ 1,811,754	$ 1,811,754	1,775,400	$ 1,775,400
Changes in the carrying value of goodwill by reporting segment
Goodwill at the beginning of the period	1,811,754		1,775,400
Post-Acquisition Adjustments	5,000
Foreign Exchange Impact	(31,300)	(36,200)
Acquired	151,800	72,600
Goodwill impairment			$ (336,000)
Goodwill at the end of the period	1,937,338	1,811,754		$ 1,775,400
EMEA [Member]
Goodwill
Market multiple of revenue			0.35	0.50
Carrying value before impairment			$ 345,500
Goodwill impairment			(155,000)
Carrying value after impairment			190,500
Changes in the carrying value of goodwill by reporting segment
Goodwill impairment			(155,000)
Unconsolidated Joint Ventures
Goodwill
Goodwill	79,100
Changes in the carrying value of goodwill by reporting segment
Goodwill at the end of the period	79,100
Design and Consulting Services
Goodwill
Goodwill impairment			(155,000)
Goodwill	1,414,100	1,414,100	1,377,700	$ 1,377,700
Changes in the carrying value of goodwill by reporting segment
Goodwill at the beginning of the period	1,414,100		1,377,700
Post-Acquisition Adjustments	5,000
Foreign Exchange Impact	(31,300)	(36,200)
Acquired	91,400	72,600
Goodwill impairment			$ (155,000)
Goodwill at the end of the period	1,479,200	1,414,100		$ 1,377,700
Construction Services
Goodwill
Goodwill	216,500	216,500
Changes in the carrying value of goodwill by reporting segment
Goodwill at the beginning of the period	216,500
Acquired	60,400
Goodwill at the end of the period	276,900	216,500
Management Services
Goodwill
Market multiple of revenue			0.35	0.50
Carrying value before impairment			$ 362,200
Goodwill impairment			(181,000)
Carrying value after impairment			181,200
Goodwill	181,200	181,200	181,200	$ 181,200
Changes in the carrying value of goodwill by reporting segment
Goodwill at the beginning of the period	181,200		181,200
Goodwill impairment			$ (181,000)
Goodwill at the end of the period	$ 181,200	$ 181,200		$ 181,200